UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      11/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $      745,330
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M Company                     COM            88579y101     1573    18145 SH       SOLE                  18145      0    0
AFLAC, Inc.                    COM            001055102      201     3895 SH       SOLE                   3895      0    0
Abbott Laboratories            COM            002824100     1858    35560 SH       SOLE                  35560      0    0
Ace Ltd                        COM            G0070K103     1531    26290 SH       SOLE                  26290      0    0
Alcoa Inc.                     COM            013817101    17935  1480971 SH       SOLE       410000   1070971      0    0
American Express Co.           COM            025816109    19040   453013 SH       SOLE       129500    323513      0    0
Amgen                          COM            031162100     1126    20425 SH       SOLE                  20425      0    0
Analog Devices                 COM            032654105    21521   685804 SH       SOLE       197500    488304      0    0
Apache                         COM            037411105     1368    13996 SH       SOLE                  13996      0    0
Archer-Daniels-Midland Co.     COM            039483102    14867   465770 SH       SOLE       120000    345770      0    0
Bank of America Corp.          COM            060505104    19031  1452449 SH       SOLE       367429   1085020      0    0
Bank of New York Mellon Corp.  COM            064058100    21066   806217 SH       SOLE       226000    580217      0    0
Bristol-Myers                  COM            110122108    19252   710156 SH       SOLE       198800    511356      0    0
CBIZ Inc                       COM            124805102       60    10098 SH       SOLE                  10098      0    0
CSX Corp.                      COM            126408103     1849    33420 SH       SOLE                  33420      0    0
CVS Caremark Corp.             COM            126650100     2155    68470 SH       SOLE                  68470      0    0
Carnival Cruise Lines Inc Cl.  COM            143658300    19326   506127 SH       SOLE       147000    359127      0    0
Chevron Corp.                  COM            166764100    24249   299191 SH       SOLE       70500     228691      0    0
China Youth Media Inc          COM            16947Y107        0    20000 SH       SOLE                  20000      0    0
Church & Dwight                COM                          1197    18440 SH       SOLE                  18440      0    0
Cisco Systems Inc              COM            17275R102    23621  1078578 SH       SOLE       255000    823578      0    0
Coca-Cola Co.                  COM            191216100    14447   246877 SH       SOLE       50000     196877      0    0
Comcast Corp. - Special Class  COM            20030N200     2393   140655 SH       SOLE                 140655      0    0
Compugen Ltd                   COM            011768504      236    50000 SH       SOLE                  50000      0    0
ConocoPhillips                 COM            20825c104    25600   445763 SH       SOLE       125000    320763      0    0
Continuecare Corp.             COM            212172100      420   100000 SH       SOLE                 100000      0    0
Corning Inc.                   COM            219350105    23900  1307424 SH       SOLE       350000    957424      0    0
Covidien Plc                   COM            G2554F105    16115   400967 SH       SOLE       86000     314967      0    0
Dell Inc                       COM            24702r101    21010  1619905 SH       SOLE       427000   1192905      0    0
Devon Energy Co.               COM            25179m103    24479   378107 SH       SOLE       100500    277607      0    0
Ebay Inc                       COM            278642103    26714  1094823 SH       SOLE       271000    823823      0    0
Exxon Mobil Corporation        COM            30231g102     2824    45705 SH       SOLE                  45705      0    0
General Electric Co.           COM            369604103      915    56320 SH       SOLE                  56320      0    0
Genzyme                        COM            372917104    18460   260770 SH       SOLE       76500     184270      0    0
Hewlett-Packard Co.            COM            428236103     2052    48780 SH       SOLE                  48780      0    0
ITT Industries Inc.            COM            450911102     1381    29490 SH       SOLE                  29490      0    0
International Business Machine COM            459200101     5271    39297 SH       SOLE       3500       35797      0    0
J. P. Morgan Chase & Co.       COM            46625H100    24541   644797 SH       SOLE       158000    486797      0    0
Johnson & Johnson              COM            478160104     1437    23192 SH       SOLE                  23192      0    0
Johnson Controls Inc.          COM            478366107    12946   424470 SH       SOLE       113700    310770      0    0
McGraw Hill Inc.               COM            580645109    23025   696473 SH       SOLE       188000    508473      0    0
Medtronic Inc.                 COM            585055106     4383   130529 SH       SOLE       28900     101629      0    0
Merck & Co., Inc.              COM            58933Y105      450    12212 SH       SOLE                  12212      0    0
MetLife Inc.                   COM            59156r108     1686    43850 SH       SOLE                  43850      0    0
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0    0
Microsoft Corporation          COM            594918104    21322   870648 SH       SOLE       206500    664148      0    0
Monster Worldwide Inc.         COM            611742107    20026  1545200 SH       SOLE       415000   1130200      0    0
Morgan Stanley                 COM            617446448    17629   714315 SH       SOLE       190000    524315      0    0
Novellus Systems               COM            670008101     8797   330958 SH       SOLE       90000     240958      0    0
Oracle Corp.                   COM            68389X105     2359    87865 SH       SOLE                  87865      0    0
PraxAir                        COM            74005P104     1074    11900 SH       SOLE                  11900      0    0
Procter & Gamble Co            COM            742718109    12239   204082 SH       SOLE       42000     162082      0    0
Pulte Group Inc                COM            745867101      285    32550 SH       SOLE                  32550      0    0
Rockwell Collins Inc.          COM            774341101     1902    32650 SH       SOLE                  32650      0    0
St. Jude Medical Inc.          COM            790849103    13535   344063 SH       SOLE       94000     250063      0    0
Staples Inc.                   COM            855030102    20764   992527 SH       SOLE       255000    737527      0    0
State Street Corp.             COM            857477103    20992   557415 SH       SOLE       153000    404415      0    0
Thermo Fisher Scientific       COM            883556102     1725    36020 SH       SOLE                  36020      0    0
Tidewater Inc.                 COM            886423102    20767   463450 SH       SOLE       124000    339450      0    0
Time Warner Cable              COM            88732J207     1110    20552 SH       SOLE                  20552      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Time Warner Inc                COM            887317303     1645    53658 SH       SOLE                  53658      0    0
Tyco Electronics Ltd           COM            H8912P106    13867   474579 SH       SOLE       137750    336829      0    0
United Parcel Service -Cl B    COM            911312106     1834    27495 SH       SOLE                  27495      0    0
United Tech. Corp.             COM            913017109     1873    26300 SH       SOLE                  26300      0    0
Valero Energy                  COM            91913Y100    16785   958578 SH       SOLE       243500    715078      0    0
Wal-Mart Stores Inc.           COM            931142103      405     7561 SH       SOLE                   7561      0    0
Walgreen Co.                   COM            931422109    23940   714613 SH       SOLE       194000    520613      0    0
Wells Fargo Company            COM            949746101    13968   556163 SH       SOLE       160000    396163      0    0
Western Union                  COM            959802109    24921  1410343 SH       SOLE       365000   1045343      0    0
Winston Pharmaceuticals        COM            975657107        4    10115 SH       SOLE                  10115      0    0
Wyndham Worldwide Corp         COM            98310w108     1423    51807 SH       SOLE                  51807      0    0
Zimmer Holdings Inc.           COM            98956P102    12627   241293 SH       SOLE       64500     176793      0    0
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0    0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0    0


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